Commitments (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments and other	$ 283.0
Leases not commenced but committed	55.7
Software financing not commenced but committed	53.4
Total minimum lease payments	392.1
Future minimum payments receivable under non-cancelable sublease agreements	41.4	$ 28.1
Sublease receivables	18.8	$ 11.9
Less than 1 Year
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments and other	51.0
Leases not commenced but committed	5.6
Software financing not commenced but committed	17.8
Total minimum lease payments	74.4
1 to 3 Years
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments and other	82.5
Leases not commenced but committed	12.9
Software financing not commenced but committed	35.6
Total minimum lease payments	131.0
After 3 Years
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments and other	149.5
Leases not commenced but committed	37.2
Software financing not commenced but committed	0.0
Total minimum lease payments	$ 186.7